Note 11 - Stock Option Plans - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Note 9 - Stock Option Plans - Summary of Stock Option Activity (Details)
Shares Available For Grant, Balance (in shares)			5,000		5,000		5,000
Number of Options, Alliqua options assumed in merger (in shares)		731	690		19,222,000		19,222,000
Weighted Average Exercise Price, Alliqua options assumed in merger (in dollars per share)		$ 23.38	$ 2.76		$ 0.10		$ 0.10
Weighted Average Remaining Life in Years, outstanding (Year)		6 years 1 month 6 days	7 years 4 months 24 days		8 years 4 months 24 days		9 years 4 months 24 days
Intrinsic Value, outstanding		$ 33	$ 6,956	[1]	$ 6,639	[1]
Options Outstanding, Vested and expected to vest (in shares)			19,222,000
Weighted Average Exercise Price Per Share, Vested and expected to vest (in dollars per share)			$ 0.10
Weighted-average Remaining Contractual Life, Vested and expected to vest (Year)			7 years 4 months 24 days
Aggregate Intrinsic Value, Vested and expected to vest	[1]		$ 6,956
Number of Options, exercisable (in shares)		550	11,146,000
Weighted Average Exercise Price, exercisable (in dollars per share)		$ 30.07	$ 0.09
Weighted Average Remaining Life in Years, exercisable (Year)		5 years 9 months 18 days	7 years 4 months 24 days
Intrinsic Value, exercisable		$ 33	$ 4,119	[1]

[1]	The aggregate intrinsic value is calculated as the difference between the stock option exercise price and the estimated fair value of the Company’s common stock of $0.46 and $0.44 per share as of December 31, 2018 and 2017.